Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
The fair value of the assets identified and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2024):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	104,051
Debt securities at fair value through profit or loss	2,148,164
Loans and other financing	300,616
Financial assets delivered as guarantee	4,136,611
Other financial assets	16,099,574
Property, plant and equipment	290,697
Intangible assets	64,622
Other non-financial assets	238,814

23,383,149

Liabilities
Other financial liabilities	15,952,996
Provisions	45,003
Current income tax liabilities	271,097
Deferred income tax liabilities	320,345
Other non-financial liabilities	4,434,191

21,023,632

Net assets acquired at fair value	2,359,517

Banco BMA SAU [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
The fair value of the assets identified acquired and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2024):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	350,545,499
Debt securities at fair value through profit or loss	111,566,155
Derivative financial instruments	48,340,475
Repo transactions	556,501,451
Other financial assets	36,171,461
Loans and other financing	632,774,099
Other debt securities	149,598,937
Financial assets delivered as guarantee	88,641,544
Current income tax assets	444,186
Equity instruments at fair value through profit or loss	414,539
Investments in subsidiaries, associates and joint ventures	20,904,413
Property, plant and equipment	81,538,270
Intangible assets	46,381,079
Deferred income tax assets	40,860,990
Other non-financial assets	16,116,190
Non-current assets held for sale	28,254,303

2,209,053,591

Liabilities
Deposits	1,469,980,575
Liabilities at fair value through profit or loss	44,307,370
Derivative financial instruments	18,681,004
Other financial liabilities	41,553,860
Financing received from the BCRA and other financial institutions	23,227,369
Issued corporate bonds	12,893,518
Current income tax liabilities	43,679,377
Provisions	6,497,980
Deferred income tax liabilities	38,560,081
Other non-financial liabilities	119,381,026

1,818,762,160

Net assets acquired at fair value	390,291,431